SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2025	Mar. 31, 2026	Dec. 31, 2025
SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Cash		$ 358,534	$ 560,813
Assets held in Trust Account		207,450,297	205,642,100
Cash, FDIC insured amount		250,000	250,000
Net income loss	$ (61,786)	$ 1,114,164	2,531,400
Non-redeemable weighted average shares outstanding (in Shares)	6,147,750
Cash held in trust account			$ 205,642,100
Public Rights [Member]
SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Diluted net income (loss) per share (in Shares)		2,012,500	2,012,500
Private Placement [Member]
SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Diluted net income (loss) per share (in Shares)		59,225	59,225
Class B Ordinary Shares [Member]
SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Non-Redeemable Class A and Class B Ordinary Shares [Member]
SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Diluted net income per share (in Dollars per share)	$ (0.01)	(0.02)	(0.77)
Basic net income per share (in Dollars per share)	$ (0.01)	$ (0.02)	$ (0.77)